Composition of Income Tax Benefit (Expense) (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Domestic tax authority USD ($)	Dec. 31, 2013 Domestic tax authority CNY	Dec. 31, 2012 Domestic tax authority CNY	Dec. 31, 2011 Domestic tax authority CNY	Dec. 31, 2013 Foreign tax authority USD ($)	Dec. 31, 2013 Foreign tax authority CNY	Dec. 31, 2012 Foreign tax authority CNY	Dec. 31, 2011 Foreign tax authority CNY
Income Taxes [Line Items]
Current income tax (expense) benefit	$ 0	0	0	(165)	$ 0	0	0	(165)
Deferred taxation	22,199,860	134,391,290	135,199,657	56,216,109	11,573,717	70,063,810	62,228,916	20,125,336	10,626,143	64,327,480	72,970,741	36,090,773
Change in valuation allowance	(22,199,860)	(134,391,290)	(135,199,657)	(56,216,109)	(11,573,717)	(70,063,810)	(62,228,916)	(20,125,336)	(10,626,143)	(64,327,480)	(72,970,741)	(36,090,773)
Income tax (expense) benefit	$ 0	0	0	(165)